UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Emerging Markets Equity Fund

ANNUAL REPORT TO SHAREHOLDERS

October 31, 2021

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Emerging Markets Equity Fund, the benchmark MSCI Emerging Markets Index and the MSCI Emerging Markets Value Index for the trailing year ending October 31, 2021 were as follows:

	One Year	Since Inception
LSV Emerging Markets Equity Fund Institutional Class Shares*	36.38%	9.27%
Benchmark:
MSCI Emerging Markets Index	16.96%	10.98%
Broad Market:
MSCI Emerging Markets Value Index	28.31%	6.33%

* Periods longer than one year are annualized; Commenced operations January 17, 2019; net of fees.

Institutional Class Shares performance as of 9/30/21: 38.25% (1-year) and 10.17% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

Global equity markets broadly rallied over the last twelve months fueled by positive news on vaccines to fight COVID-19, ongoing government stimulus programs and accommodative monetary policies around the world. The MSCI Emerging Markets Index was up 16.96% (in USD) for the twelve months ended October 31, 2021. After several years of relative underperformance, value stocks staged a comeback over the trailing 12 months, particularly over the first half of the period, fueled by optimism for a sustained increase in economic growth. The rally in emerging markets value stocks continued in the second half of the period, despite an uptick in COVID-19 cases, thanks to a new regulatory framework out of China initially targeting for-profit education and technology firms—which led to an increase in market volatility and broad sell-off in growth stocks, particularly in China. While the scope of the new regulations remains unclear, the scrutiny appears to be directed squarely at monopolistic firms in order to ensure healthy competition across all sectors. On net, the MSCI Emerging Markets Value Index was up 28.31% while the MSCI Emerging Markets Growth Index was up just 7.38% (both in USD). From a sector perspective, Energy stocks significantly outperformed over the last year as oil prices moved from below $40/ barrel to over $80. Financial and Materials stocks also handily outperformed over the period while the Consumer Discretionary, Real Estate and Communication Services sectors lagged. Finally, emerging markets small cap stocks outperformed large caps over the period as the MSCI Emerging Markets Small Cap Index returned 44.29%. The LSV Emerging Markets Equity Fund, Institutional Class Shares, was up 36.38%.

The most significant contributor to the outperformance for the Fund was the rebound for value stocks over the period. After a very difficult run for value from early 2018 through late 2020, value stocks staged a recovery after vaccines were introduced in November 2020 to help combat COVID-19. The rebound in value-oriented stocks had a positive impact on relative results given the Fund’s attractive valuation characteristics. The rally in smaller capitalization stocks also helped drive the strong relative results given the Fund’s tilt to smaller companies compared to the benchmark. Performance attribution further indicates that both stock and sector selection contributed positively to portfolio relative returns for the period. Stock selection represented the bulk of the relative gains thanks in large part to the outperformance of deep value names within the Consumer Discretionary, Information Technology and

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

Communication Services sectors—holdings within the Auto Manufacturing, IT Consulting and Interactive Media & Services industries performed particularly well over the past year. Within Consumer Discretionary, not owning a number of expensive names in the Internet & Direct Marketing Retail industry also added value. From a sector perspective, relative gains were largely the result of our underweight position in the Consumer Discretionary sector. Top individual contributors included overweight positions in Xtep International, China Longyuan Power Group, Great Wall Motor Company, China Suntien Green Energy and Redington. Not owning Alibaba and Tencent also added value. Main individual detractors included overweights to Sinotruk, Agile Group Holdings, TCL Electronics, Hengan International Group and China Mobile. Not holding Taiwan Semiconductor, Sberbank of Russia and ICICI Bank also detracted.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 7.4x forward earnings compared to 13.8x for the MSCI Emerging Markets Index, 1.0x book value compared to 1.9x for the MSCI Emerging Markets Index and 5.3x cash flow compared to 10.4x for the MSCI Emerging Markets Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight Industrials, Utilities and Materials while underweight the Consumer Discretionary, Communication Services and Information Technology sectors.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI Emerging Markets Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the emerging markets.

The MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across the emerging markets.

The MSCI Emerging Markets Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across the emerging markets.

The MSCI Emerging Markets Small Cap Index is an index designed to provide a broad measure of performance throughout the emerging markets of companies with small market capitalization.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Comparison of Change in the Value of a $100,000 Investment in the

LSV Emerging Markets Equity Fund, Institutional Class Shares, versus the MSCI Emerging Markets Index

	Average Annual Total Return for the period ended October 31, 2021
	One Year Return	Annualized Inception to Date(1)
LSV Emerging Markets Equity Fund, Institutional Class Shares	36.38%	9.27%
LSV Emerging Markets Equity Fund, Investor Class Shares(2)	36.06%	9.11%
MSCI Emerging Markets Index	16.96%	10.98%

*	The graph is based on only the Institutional Class Shares; performance for Investor Class Shares would be different due to differences in fee structures.

(1)	The LSV Emerging Markets Equity Fund Commenced operations on January 17, 2019.

(2)	Investor Class Shares commenced operations on January 17, 2019. Institutional Class Shares’ performance was adjusted to reflect the 12b-1 fees applicable to the Investor Class Shares.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

October 31, 2021

Sector Weightings (Unaudited)†:

†	Percentages are based on total investments.

Schedule of Investments

LSV Emerging Markets Equity Fund
	Shares	Value (000)

Foreign Common Stock (98.1%)
Brazil (4.0%)

Banco do Brasil	10,700	$54
Camil Alimentos	37,100	64
EDP - Energias do Brasil	32,300	113
JBS	13,700	95
Qualicorp Consultoria e Corretora de Seguros	3,000	9
Telefonica Brasil	10,300	83
Vale	4,200	53
Vibra Energia	27,600	103

		574

Chile (0.8%)
AES Andes	210,700	22
Enel Americas	215,216	24
Vina Concha y Toro	44,300	65

		111

China (4.9%)
Baidu ADR*	780	127
China CITIC Bank, Cl H	229,000	101
Haier Smart Home, Cl H	22,400	84
Kunlun Energy	82,000	75
Powerlong Real Estate Holdings	92,000	63
Shanghai Pharmaceuticals Holding, Cl H	36,000	66
Shenzhen Expressway, Cl H	64,000	60
Sinotrans, Cl H	215,000	70
Vipshop Holdings ADR*	5,100	57

		703

Czech Republic (0.3%)
Philip Morris CR	70	50

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Egypt (0.8%)
Eastern SAE	62,000	$46
ElSewedy Electric	121,500	66

		112

Greece (0.2%)
Motor Oil Hellas Corinth Refineries	1,400	24

Hong Kong (26.3%)
3SBio*	67,500	62
Agile Group Holdings	82,000	64
Anhui Conch Cement, Cl H	11,500	57
Asia Cement China Holdings	85,000	65
BAIC Motor, Cl H	181,000	60
Bank of Communications, Cl H	296,000	177
Beijing Enterprises Holdings	17,500	67
China BlueChemical	244,000	82
China Everbright	32,000	36
China Everbright Bank, Cl H	127,000	45
China Hongqiao Group	63,000	70
China Lesso Group Holdings	62,000	96
China Medical System Holdings	44,000	75
China Merchants Port Holdings	48,000	80
China Minsheng Banking, Cl H	88,500	35
China Pacific Insurance Group, Cl H	12,800	39
China Petroleum & Chemical, Cl H	312,000	153
China Railway Group, Cl H	120,000	59
China Reinsurance Group, Cl H	740,000	77
China Suntien Green Energy, CI H	88,000	70
China Traditional Chinese Medicine Holdings	144,000	68
China Yongda Automobiles Services Holdings	45,000	72
CIMC Enric Holdings	90,000	116
Country Garden Holdings	54,000	51
Dali Foods Group	178,500	99
Dongfang Electric, Cl H	76,200	122
Dongfeng Motor Group, Cl H	80,000	75
Far East Horizon	75,000	72
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	30,000	76
Guangzhou R&F Properties	17,600	11
Hengan International Group	13,000	68

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2021

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Hong Kong (continued)
IGG	51,000	$47
Jiangsu Expressway, Cl H	30,000	28
Kingboard Laminates Holdings	36,000	56
Lenovo Group	140,000	152
Lonking Holdings	152,000	45
Maanshan Iron & Steel, Cl H	242,000	103
NetDragon Websoft Holdings	28,000	62
New China Life Insurance, Cl H	22,900	66
Nine Dragons Paper Holdings	57,000	72
People’s Insurance Group of China, Cl H	212,000	66
PICC Property & Casualty, Cl H	94,000	88
Shougang Fushan Resources Group	335,364	88
Sinopec Engineering Group, Cl H	124,000	65
Sinopharm Group, Cl H	37,600	90
Sinotruk Hong Kong	37,500	52
SSY Group	94,000	45
TCL Electronics Holdings	95,000	52
Vinda International Holdings	23,000	63
Want Want China Holdings	155,000	120
YiChang HEC ChangJiang Pharmaceutical, Cl H	19,600	9
Yuexiu Transport Infrastructure	40,000	26
Zhejiang Expressway, Cl H	132,000	117

		3,811

Hungary (0.2%)
Magyar Telekom Telecommunications	26,200	36

India (11.9%)
Aurobindo Pharma	4,600	42
Cyient	7,900	113
Firstsource Solutions	51,200	134
GAIL India	50,100	100
Gujarat State Fertilizers & Chemicals	50,600	89
HCL Technologies	4,400	67
Hindustan Petroleum	29,000	120
Indiabulls Housing Finance	3,100	9
JK Paper	12,200	37
Jubilant Life Sciences, Cl A	4,400	35
Jubilant Pharmova	4,400	39
Kalpataru Power Transmission	23,800	134
NMDC	53,900	103

LSV Emerging Markets Equity Fund
	Shares	Value (000)
India (continued)
NTPC	66,100	$117
Oil & Natural Gas	47,100	94
Power Finance	45,200	80
Power Grid Corp of India	27,400	68
REC	31,500	63
Redington India	67,600	130
Sonata Software	5,600	63
UPL	8,200	81

		1,718

Indonesia (3.7%)
Astra International	304,900	130
Bank Negara Indonesia Persero	67,200	33
Bukit Asam	81,200	15
Matahari Department Store	142,600	31
Telekomunikasi Indonesia Persero	923,800	248
United Tractors	44,000	73

		530

Malaysia (2.5%)
AMMB Holdings	88,000	71
Bermaz Auto	49,200	19
RHB Bank	61,300	83
Scientex	112,600	127
Tenaga Nasional	28,900	67

		367

Mexico (1.4%)
Fibra Uno Administracion	59,400	59
Grupo Financiero Banorte, Cl O	10,000	63
Grupo Mexico	17,400	77

		199

Philippines (1.6%)
DMCI Holdings	402,100	63
Globe Telecom	980	58
Metro Pacific Investments	536,200	40
PLDT	2,100	69

		230

Poland (1.4%)
Cyfrowy Polsat	9,800	87
Polskie Gornictwo Naftowe i Gazownictwo	46,300	70

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2021

LSV Emerging Markets Equity Fund

	Shares	Value (000)

Poland (continued)
Powszechny Zaklad Ubezpieczen	4,300	$43

		200

Russia (2.5%)
Gazprom PJSC ADR	11,300	111
LUKOIL PJSC ADR	1,800	184
Mobile TeleSystems PJSC ADR	6,900	63

		358

Singapore (0.4%)
Yangzijiang Shipbuilding Holdings	59,600	63

South Africa (3.7%)
Absa Group	7,400	68
African Rainbow Minerals	4,300	57
Aspen Pharmacare Holdings	2,400	38
Astral Foods	3,800	44
Exxaro Resources	5,100	56
Impala Platinum Holdings	5,600	73
Imperial Logistics	5,300	22
MTN Group	10,300	91
Oceana Group	16,600	67
Telkom SOC	7,500	25

		541

South Korea (13.4%)
DB HiTek	1,400	69
DB Insurance	1,800	91
DL E&C*	166	19
DL Holdings	133	7
DongKook Pharmaceutical	2,500	48
Hana Financial Group	2,900	112
Hana Pharm	1,210	21
Hankook & Co	6,900	99
Huons	990	43
Hyundai Glovis	400	57
Hyundai Greenfood	4,100	34
Hyundai Home Shopping Network	1,000	60
Hyundai Marine & Fire Insurance	800	18
Kginicis	1,700	27
Kia Motors	1,300	95
KT&G	500	35
LG	800	62
LX Holdings*	309	2
LX Semicon	800	75
Maeil Dairies	400	24

LSV Emerging Markets Equity Fund

	Shares	Value (000)
South Korea (continued)
S&T Motiv	900	$39
Samsung Electronics	8,570	512
SFA Engineering	700	21
Shinhan Financial Group	4,900	160
SK Telecom	400	106
Value Added Technology	1,400	49
Vieworks	1,700	58

		1,943

Taiwan (14.6%)
ASE Technology Holding	42,000	150
Asia Cement	44,000	70
Asustek Computer	6,000	76
Cathay Financial Holding	40,859	85
China Life Insurance	93,666	98
Chipbond Technology	15,000	35
ChipMOS Technologies	58,000	96
Fubon Financial Holding	47,800	127
Ginko International	6,000	43
Global Mixed Mode Technology	10,000	81
Hon Hai Precision Industry	20,000	77
Novatek Microelectronics	4,000	60
Pou Chen	62,000	76
Powertech Technology	17,000	60
Primax Electronics	25,000	46
Radiant Opto-Electronics	13,000	45
Shin Kong Financial Holding	241,896	85
Sigurd Microelectronics	58,000	122
Simplo Technology	6,000	65
Sino-American Silicon Products	13,000	89
SinoPac Financial Holdings	194,000	99
Synnex Technology International	36,000	70
Topco Scientific	16,000	79
Tripod Technology	11,000	46
Wistron	50,000	53
Yuanta Financial Holding	124,800	111
Zhen Ding Technology Holding	19,000	66

		2,110

Thailand (1.1%)
Krung Thai Bank	197,400	68
Quality Houses	394,900	27
Thaifoods Group	526,500	70

		165

Turkey (1.1%)
Coca-Cola Icecek	6,400	57
Haci Omer Sabanci Holding	40,700	47

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2021

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari	68,500	$62

		166

United Arab Emirates (0.5%)
Aldar Properties PJSC	70,700	78

United Kingdom (0.8%)
MMC Norilsk Nickel PJSC ADR	3,700	116

TOTAL FOREIGN COMMON STOCK (Cost $13,504)		14,205

Foreign Preferred Stock (1.1%)
Brazil** (1.0%)
Banco do Estado do Rio Grande do Sul	36,000	70
Cia Paranaense de Energia	46,000	48
Itausa	15,000	27

		145

Colombia** (0.1%)
Banco Davivienda*	1,700	15

TOTAL FOREIGN PREFERRED STOCK (Cost $211)		160

Warrants (0.0%)*
Thailand (0.0%*)
Thaifoods Group 05/14/2024*	43,110	2

TOTAL WARRANTS (Cost $–)		2

LSV Emerging Markets Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.2%)
South Street Securities 0.010%, dated 10/29/21, to be repurchased on 11/01/21, repurchase price $28 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $13, 0.125% - 2.750%, 02/15/22 - 07/31/28; total market value $28)	$28	$28

TOTAL REPURCHASE AGREEMENT (Cost $28)		28

Total Investments – 99.4% (Cost $13,743)		$14,395

Percentages are based on Net Assets of $14,482 (000).

*	Non-income producing security.
**	No rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2021

The following is a list of the inputs used as of October 31, 2021, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock
Brazil	$574	$–	$–	$574
Chile	111	–	–	111
China	703	–	–	703
Czech Republic	50	–	–	50
Egypt	–	112	–	112
Greece	24	–	–	24
Hong Kong	3,811	–	–	3,811
Hungary	36	–	–	36
India	1,718	–	–	1,718
Indonesia	530	–	–	530
Malaysia	367	–	–	367
Mexico	199	–	–	199
Philippines	230	–	–	230
Poland	200	–	–	200
Russia	358	–	–	358
Singapore	63	–	–	63
South Africa	541	–	–	541
South Korea	1,943	–	–	1,943
Taiwan	2,110	–	–	2,110
Thailand	165	–	–	165
Turkey	–	166	–	166
United Arab
Emirates	–	78	–	78
United
Kingdom	116	–	–	116

Total Foreign Common Stock	13,849	356	–	14,205

Foreign Preferred Stock
Brazil	145	–	–	145
Colombia	15	–	–	15

Total Foreign Preferred Stock	160	–	–	160

Total Warrants	–	2		2

Total Repurchase Agreement	–	28	–	28

Total Investments in Securities	$14,009	$386	$–	$14,395

For the year ended October 31, 2021, there were no transfers in orout of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 —

Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

October 31, 2021

LSV Emerging Markets Equity Fund
Assets:
Investments at Value (Cost $13,743)	$14,395
Foreign Currency at Value (Cost $179)	160
Receivable due from Investment Adviser	27
Dividends and Interest Receivable	24
Receivable for Capital Shares Sold	15
Reclaim Receivable	1
Prepaid Expenses	8

Total Assets	14,630
Liabilities:
Accrued Foreign Capital Gains Tax	63
Payable for Investment Securities Purchased	47
Payable to Custodian	25
Payable due to Transfer Agent	6
Payable due to Printing	2
Payable due to Pricing	2
Payable due to Professional Fees	1
Payable due to Administrator	1
Other Accrued Expenses	1

Total Liabilities	148

Net Assets	$14,482

Net Assets Consist of:
Paid-in Capital	$12,779
Total Distributable Gain	1,703

Net Assets	$ 14,482

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($13,451 ÷ 1,112,526 shares)(1)	$12.09

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($1,031 ÷ 85,427 shares)(1)	$12.07

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the year ended October 31, 2021

LSV Emerging Markets Equity Fund
Investment Income:
Dividend Income	$573
Interest Income	—
Foreign Taxes Withheld	(66)
Total Investment Income	507
Expenses:
Investment Advisory Fees	115
Administration Fees	6
Chief Compliance Officer Fees	2
Trustees’ Fees	—
Distribution Fees - Investor Class	2
Custodian Fees	92
Registration and Filing Fees	36
Transfer Agent Fees	35
Printing Fees	5
Professional Fees	2
Insurance and Other Fees	16
Total Expenses	311
Less: Waiver of Investment Advisory Fees	(115)
Less: Reimbursement of Expenses from Investment Adviser	(55)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	141
Net Investment Income	366
Net Realized Gain on Investments	831
Net Realized Loss on Foreign Capital Gains Tax	(22)
Net Realized Loss on Foreign Currency Transactions	(5)
Net Realized Loss on Foreign Forward Currency Contracts	(4)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,493
Net Change in Unrealized Appreciation (Depreciation) on Foreign Capital Gains Tax on Appreciated Securities	(56)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	5
Net Realized and Unrealized Gain on Investments	2,242
Net Increase in Net Assets Resulting from Operations	$2,608

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the year ended October 31,

	LSV Emerging Markets Equity Fund
	2021	2020
Operations:
Net Investment Income	$366	$182
Net Realized Gain on Investments, Foreign Capital Gains Tax, Foreign Currency Transactions and Forward Foreign Currency Contracts	800	57
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax and Foreign Currency Translation	1,442	(805)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,608	(566)
Distributions
Institutional Class Shares	(243)	(204)
Investor Class Shares	(10)	(6)
Total Distributions	(253)	(210)
Capital Share Transactions:
Institutional Class Shares:
Issued	4,923	623
Reinvestment of Dividends and Distributions	243	204
Redeemed	(324)	(95)
Net Increase from Institutional Class Shares Transactions	4,842	732
Investor Class Shares:
Issued	564	210
Reinvestment of Dividends and Distributions	10	6
Redeemed	(23)	(38)
Net Increase from Investor Class Shares Transactions	551	178
Net Increase in Net Assets Derived from Capital Share Transactions	5,393	910
Total Increase in Net Assets	7,748	134
Net Assets:
Beginning of Year	6,734	6,600
End of Year	$14,482	$6,734

Shares Transactions:
Institutional Class:
Issued	418	67
Reinvestment of Dividends and Distributions	23	20
Redeemed	(29)	(10)
Total Institutional Class Share Transactions	412	77
Investor Class:
Issued	48	23
Reinvestment of Dividends and Distributions	1	1
Redeemed	(2)	(4)
Total Investor Class Share Transactions	47	20
Net Increase in Shares Outstanding	459	97

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period or year ended October 31,

	Net Asset Value Beginning of Period/ Year	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period/ Year	Total Return†	Net Assets End of Period/ Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
LSV Emerging Markets Equity Fund
Institutional Class Shares
2021	$9.11	$0.37	$2.91	$3.28	$(0.21)	$(0.09)	$(0.30)	$12.09	36.38%	$13,451	1.19%	2.68%	3.18%	19%
2020	10.28	0.26	(1.11)	(0.85)	(0.31)	(0.01)	(0.32)	9.11	(8.67)	6,384	1.19	3.20	2.85	19
2019**	10.00	0.27	0.01	0.28	–	–	–	10.28	2.80	6,416	1.20	4.20	3.38	5	‡
Investor Class Shares
2021	$9.10	$0.37	$2.88	$3.25	$(0.19)	$(0.09)	$(0.28)	$12.07	36.06%	$1,031	1.45%	2.95%	3.15%	19%
2020	10.28	0.25	(1.12)	(0.87)	(0.30)	(0.01)	(0.31)	9.10	(8.83)	350	1.45	3.50	2.79	19
2019**	10.00	0.15	0.13	0.28	–	–	–	10.28	2.80	184	1.48 (2)	3.89	1.92	5	‡

**	Commenced operations on January 17, 2019. All ratios for the period have been annualized
†

Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Capital shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	Ratio reflects the impact of the low level of average Net Assets. Under normal asset levels, the ratio of expenses to Average Net Assets would have been 1.45%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

October 31, 2021

1.     Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the LSV Emerging Markets Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on January 17, 2019, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.     Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2021, there were no securities valued in accordance with Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based

Notes to Financial Statements

October 31, 2021

on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of October 31, 2021, the total market value of securities valued in accordance with Fair Value Procedures were $356 (000) or 2.5% of Net Assets. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2021, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is ““more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2021, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income—Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend

Notes to Financial Statements

October 31, 2021

income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”), as determined by the Adviser.

Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (”MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2021, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$28	$28	$-	$-

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders—Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.     Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

Notes to Financial Statements

October 31, 2021

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2021, the Fund incurred $6,340 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2021, the Fund incurred $1,909 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2021, the Fund earned $12 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 1.20% and 1.45% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2022. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the year ended October 31, 2021.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2021, were as follows (000):

Purchases	$7,702
Sales	$2,094

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of foreign currency translations and reclassification of long term capital gain distribution on REITs, investments in passive foreign investment companies (PFICs) and foreign capital gains tax. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2021.

The tax character of dividends and distributions paid during the years ended October 31, 2021 and 2020 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2021	$225	$28	$253
2020	210	—	210

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$ 606
Undistributed Long-Term Capital Gain	634
Unrealized Appreciation	463

Total Distributable Earnings	$1,703

The fund has no capital loss carryforwards at October, 31, 2021.

During the year ended October 31, 2021, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2021, were as follows (000):

Notes to Financial Statements

October 31, 2021

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 13,868	$ 2,018	$ (1,491)	$ 527

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Market Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/ or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Medium and Smaller Capitalization Risk — The medium-and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium-and small-capitalization stocks may be more volatile than those of

Notes to Financial Statements

October 31, 2021

larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

9.	Other:

At October 31, 2021, 75% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At October 31, 2021, 98% of total shares outstanding for the Investor Class Shares were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of LSV Emerging Markets Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of LSV Emerging Markets Equity Fund (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from January 17, 2019 (commencement of operations) to October 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund) at October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from January 17, 2019 (commencement of operations) to October 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31,2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LSV Asset Management investment companies since 2005.

Philadelphia, Pennsylvania

December 23, 2021

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation.You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratios	Expenses Paid During Period*
LSV Emerging Markets Equity Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,007.50	1.20%	$6.07
Investor Class Shares	1,000.00	1,005.80	1.45	7.33

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.16	1.20%	$6.11
Investor Class Shares	1,000.00	1,017.90	1.45	7.37

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 19, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Klauder are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 888-Fund-LSV. The following chart lists Trustees and Officers as of October 31, 2021.

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INTERESTED TRUSTEES[3,4]

Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Liquid Asset Trust to 2016.

N. Jeffrey Klauder (Born: 1952)	Trustee (since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund, SEI Global Assets Fund and SEI Investments - Guernsey Limited.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Trustees oversee 39 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INDEPENDENT TRUSTEES[3]

Joseph T. Grause, JR. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Director of The Korea Fund, Inc. to 2019.

Mitchell A. Johnson (Born: 1942)	Trustee (since 2005)	Retired. Private investor since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Catholic Responsible Investments Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997 and RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Liquid Asset Trust to 2016.

Betty L. Krikorian (Born: 1943)	Trustee (since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self- Employed Legal and Financial Services Consultant since 2003. Counsel (in- house) for State Street Bank from 1995 to 2003.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021.

Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of Villanova University Alumni Board of Directors to 2018.

Bruce R. Speca (Born: 1956)	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund). Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Trustees oversee 39 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years

OFFICERS

Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments, since 2004.	None.

James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

None.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.	None.

Russell Emery (Born: 1962)	Chief Compliance Officer (since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed- end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed- end investment company) to 2018. Chief Compliance Officer of The KP Funds to 2021.	None.

The accompanying notes are an integral part of the financial statements

        Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years

OFFICERS (continued)

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.

Matthew M. Maher (Born: 1975)	Vice President (since 2018) Secretary (since 2020)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth

Paxson LLP, from 2006 to 2013.

None.

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.	None.

Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.	None.

Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.	None.

Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.	None.

NOTICE TO SHAREHOLDERS

OF

LSV EMERGING MARKETS EQUITY FUND

(Unaudited)

For shareholders that do not have an October 31, 2021 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2021, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Receivable Deductions (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends(5)	Qualifying Dividend Income(6)	Foreign Tax Credit
8.34%	91.66%	100.00%	0.00%	56.20%	0.00%	0.00%	100.00%	0.00%	25.62%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund-LSV Value Equity Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended 2021 the total amount of foreign source income is $481,422. The total Amount of Foreign tax paid is $87,499.Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Emerging Markets Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-AR-011-0300

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021					2020
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$104,400		None	None		$104,400		None	None
(b)	Audit-Related Fees	None		None	None		None		None	None
(c)	Tax Fees	$10,000	(2)	None	$150,670	(5)	$10,000	(2)	None	$88,304
(d)	All Other Fees	None		None	$385,179	(6)	None		None	$376,378

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$719,590	None	None	$766,250		None	None
(b)	Audit-Related Fees	None	None	None	None		None	None
(c)	Tax Fees	None	None	None	$970	(3)	None	None
(d)	All Other Fees	None	None	None	None		None	None

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	None	None	None	$69,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(4)	None	None	None	$24,150	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$77,300	None	None	$95,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to McKee International Equity Portfolio.

(3)	Common Reporting Services (“CRS”) tax services for the Sands Capital Global Growth Fund.

(4)	Review and signing of federal and state income tax returns.

(5)	Tax compliance services provided to service affiliates of the funds.

(6)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $535,849 and $464,682 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $970 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $24,150 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 7, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: January 7, 2022